Advances to joint ventures (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Advances to joint ventures
Current portion of advances to joint ventures	$ 4,410	$ 3,284
Long-term advances to joint ventures		869
Advances/shareholder loans to joint ventures	$ 4,410	$ 4,153